Redeemable Ordinary Shares	12 Months Ended
Dec. 31, 2022
Redeemable Ordinary Shares [Abstract]
REDEEMABLE ORDINARY SHARES

NOTE 13 — REDEEMABLE ORDINARY SHARES

On July 19, 2018, Dongxing Securities (Hong Kong) Financial Holdings Limited (“Dongxing Securities”) and the Company entered into a subscription agreement whereby Dongxing Securities subscribed 10% of the Company’s enlarged ordinary shares (11,110,000 shares after reflecting the stock split in Note 14) to Dongxing for a consideration of HK$ 53,400,000 (approximate RMB 46.0 million). In January 2022, the Company paid HKD$ 5,000,000 (approximate RMB 4.1 million) as an investment security deposit to Dongxing Securities which will be returned upon the completion of the Company’s IPO.

 On August 25, 2022, the Company closed of its IPO on the Nasdaq Stock Market. The Company converted the redeemable ordinary shares into 11,110,000 ordinary shares (Note 14).

Redemption right

Pursuant to the subscription agreement on July 19, 2018, as well as the supplemental letters signed in 2020 and 2021, the Company granted an option to Dongxing Securities, at discretion of Dongxing Securities, requires the Company to repurchase or redeem the Company’s shares at the option price upon the occurrence of the events as follows: a) at any time if the Company has not completed the IPO on or before October 31, 2021 or such later date as mutually agreed between the Investor and the Company, or b) if the audited consolidated net profits of the Company for the fiscal year of 2018 is less than RMB 45,000,000. The redemption option is guaranteed by Peixuan Wang, Chairwoman of the board.

Upon exercise of the put option by the holder, the holder will sell and transfer, and the Company will unconditionally and irrevocably undertakes and covenants to purchase and redeem, the put shares at the put option price to the Company free from all liens on the fifteenth business day after the date of receipt of the notice by the Company or any later date as agreed between the parties.

In the event of the triggering event above, the redeemed price should equal to the sum of a) the purchase price with respect to the put shares calculated on a pro rata basis, and b) an IRR of 13% per annum on the purchase price with respect to the put shares calculated from the closing date of the initial purchase to the date of the put option is exercised and closed.

In addition, all rights of the investor shall be suspended during the periods a) commencing on the date of the company’s submission of each application for new listing to a stock exchange and ending on the date on which the application is withdrawn, lapses or is rejected or returned by the stock exchange. b) commencing on the date of the company’s filing of a review request or appeal request to the stock exchange against the decision of rejection or return of an application and ending on the date on which the review or appeal is rejected.

Voting Right

The holders of redeemable shares and ordinary shares have the equivalent voting rights based on their proportionate holding of the Company.

Dividend

Each holder of redeemable shares shall be entitled to receive dividends and distributions on an as-converted basis together with the ordinary shares on parity with each other, provided that such dividends and distributions shall be payable only when, as, and if declared by the Board.

Accounting of redeemable Shares

The Company has classified the redeemable shares in the mezzanine equity of the consolidated balance sheets prior to the IPO completion. The management of the Company evaluated that redemption was not probable due to the fact that the Company expected the IPO would be completed prior to the date mentioned above and the stipulated net profits was achieved, and therefore the Company did not accrete the redeemable shares to the redemption value.